GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets are summarized as follows:

	December 31,
	2021	2020
Goodwill on acquisitions	3,931	3,992
Concessions, patents and licenses	195	190
Customer relationships and trade marks	80	90
Other[1]	219	40
Total	4,425	4,312
1.Includes 167 relating to emission rights in 2021.
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other	Total
Cost
At December 31, 2019	630	1,133	147	1,910
Acquisitions	17	—	35	52
Disposals	(8)	—	(2)	(10)
Divestment (note 2.3.1)	(251)	(9)	—	(260)
Foreign exchange differences	16	24	11	51
Transfers to assets held for sale (note 2.3.2)	(12)	—	(11)	(23)
Transfers and other movements	37	—	—	37
Fully amortized intangible assets [1]	(29)	—	—	(29)
At December 31, 2020	400	1,148	180	1,728
Acquisitions[2]	35	—	210	245
Disposal	(6)	—	—	(6)
Foreign exchange differences	(54)	(69)	(21)	(144)
Transfers from assets held for sale (note 2.3.2)	12	—	11	23
Transfers and other movements	30	2	10	42
At December 31, 2021	417	1,081	390	1,888

Accumulated amortization and impairment losses
At December 31, 2019	433	1,038	111	1,582
Disposal	(7)	—	—	(7)
Divestment (note 2.3.1)	(239)	(9)	—	(248)
Amortization charge	47	10	30	87
Impairment charge (note 5.3)	4	—	—	4
Foreign exchange differences	17	19	8	44
Transfers to assets held for sale (note 2.3.2)	(12)	—	(9)	(21)
Transfers and other movements	(4)	—	—	(4)
Fully amortized intangible assets [1]	(29)	—	—	(29)
At December 31, 2020	210	1,058	140	1,408
Disposals	(5)	—	—	(5)
Amortization charge	50	7	33	90
Foreign exchange differences	(44)	(64)	(13)	(121)
Transfers from assets held for sale (note 2.3.2)	9	—	9	18
Transfers and other movements	2	—	2	4
At December 31, 2021	222	1,001	171	1,394

Carrying amount
At December 31, 2020	190	90	40	320
At December 31, 2021	195	80	219	494
1.Fully amortized intangible assets correspond mainly to licenses in 2020.
2.Acquisitions in 'other' mainly relate to CO2 emission rights in 2021.

Schedule of Goodwill Acquired
Goodwill acquired in business combinations for each of the Company’s operating segments is as follows:

	December 31, 2020	Divestments and assets held for sale	Foreign exchange differences and other movements	December 31, 2021
NAFTA	1,566	—	10	1,576
Brazil	1,069	—	(59)	1,010
Europe	540	—	(41)	499
ACIS	817	—	29	846
Total	3,992	—	(61)	3,931

	December 31, 2019	Divestments and assets held for sale[1]	Foreign exchange differences and other movements	December 31, 2020
NAFTA	2,233	(672)	5	1,566
Brazil	1,353	—	(284)	1,069
Europe	545	(45)	40	540
ACIS	973	—	(156)	817
Total	5,104	(717)	(395)	3,992
1. See notes 2.3.1 and 2.3.2

Schedule of Property, Plant and Equipment	Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other[2]	Construction in progress	Right-of-use assets	Mining Assets	Total
Cost
At December 31, 2019	10,897	44,628	5,490	2,092	4,113	67,220
Additions	27	172	1,857	233	23	2,312
Foreign exchange differences	621	1,121	(129)	36	(130)	1,519
Disposals	(62)	(630)	(19)	—	(4)	(715)
Divestments (note 2.3.1)	(858)	(8,559)	(261)	(449)	(766)	(10,893)
Transfers to assets held for sale (note 2.3.2)	(461)	(1,911)	(612)	(89)	—	(3,073)
Other movements [1]	574	1,778	(2,363)	(225)	48	(188)
At December 31, 2020	10,738	36,599	3,963	1,598	3,284	56,182
Additions	16	239	2,416	313	11	2,995
Acquisitions through business combinations (note 2.2.4)	34	5	—	—	—	39
Foreign exchange differences	(910)	(3,311)	(97)	(104)	(14)	(4,436)
Disposals	(66)	(553)	(2)	—	(5)	(626)
Transfers from assets held for sale (note 2.3.2)	156	827	14	2	—	999
Other movements [1]	153	1,542	(1,761)	(59)	131	6
At December 31, 2021	10,121	35,348	4,533	1,750	3,407	55,159

Accumulated depreciation and impairment
At December 31, 2019	3,488	22,889	991	857	2,764	30,989
Depreciation charge for the year	338	2,188	—	212	135	2,873
Impairment (note 5.3)	111	(280)	29	3	—	(137)
Disposals	(40)	(591)	(7)	—	(3)	(641)
Foreign exchange differences	424	1,189	8	8	(102)	1,527
Divestments (note 2.3.1)	(527)	(6,002)	(5)	(300)	(718)	(7,552)
Transfers to assets held for sale (note 2.3.2)	(163)	(1,045)	(13)	(9)	—	(1,230)
Other movements [1]	177	(212)	(9)	(212)	(13)	(269)
At December 31, 2020	3,808	18,136	994	559	2,063	25,560
Depreciation charge for the year	320	1,801	—	190	122	2,433
Impairment reversal (note 5.3)	(37)	(181)	—	—	—	(218)
Disposals	(49)	(517)	—	—	(5)	(571)
Foreign exchange differences	(546)	(2,459)	(10)	(37)	(13)	(3,065)
Transfers from assets held for sale (note 2.3.2)	154	804	7	—	—	965
Other movements [1]	(7)	12	8	(34)	1	(20)
At December 31, 2021	3,643	17,596	999	678	2,168	25,084

Carrying amount
At December 31, 2020	6,930	18,463	2,969	1,039	1,221	30,622
At December 31, 2021	6,478	17,752	3,534	1,072	1,239	30,075
1.Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully depreciated assets.
2.Machinery, equipment and other includes biological assets of 38 and 45 as of December 31, 2021 and 2020, respectively, and bearer plants of 29 and 29 as of December 31, 2021 and 2020, respectively.

Schedule of Impairment of Assets
Net impairment (reversals)/charges recognized were as follows:

	Year ended December 31,
Type of asset	2021	2020	2019
Tangible assets	(218)	(133)	1,927
Total	(218)	(133)	1,927
GCGU weighted average pre-tax discount rates were as follows in 2021 and 2020:

	NAFTA	Brazil	Europe	ACIS
GCGU weighted average pre-tax discount rate used in 2021 (in %)	11.3	15.6	8.6	14.7
GCGU weighted average pre-tax discount rate used in 2020 (in %)	10.5	15.9	8.5	14.6

Cash-Generating Unit	Region	Operating Segment	Impairment Reversed	2021 Pre-Tax Discount Rate	2020 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2021
Europe flat products	Europe	Europe	218	8.53%	8.47%	11,005
During the six months ended June 30, 2019, the Company recognized an impairment charge for property, plant and equipment amounting to 600 relating to ArcelorMittal USA as a result of a downward revision of cash flow projections in particular with respect to near-term steel selling prices as follows:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of June 30, 2019
ArcelorMittal USA	USA	NAFTA	600	13.98%	16.91%	3,213
In the second half of 2019, in connection with management’s annual test for impairment of goodwill, property, plant and equipment was also tested for impairment at that date. The Company recognized an impairment charge for property, plant and equipment amounting to 700 relating to ArcelorMittal USA in the NAFTA operating segment as a result of a downward revision of cash flow projections in particular with respect to near-term steel selling prices consisting of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2019
ArcelorMittal USA	USA	NAFTA	700	10.17%	16.91%	2,568
In the same context, the Company recognized a impairment charge for property, plant and equipment of 75 relating to the
Long Steel Products facility of Newcastle in ArcelorMittal South Africa as a result of a lower domestic volumes as follows:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2019
Long Steel Products	South Africa	ACIS	75	13.87%	15.13%	163